Offerings	Aug. 07, 2025 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Fee Rate	0.01531%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Fee Rate	0.01531%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 15,310.00
Offering Note	1a. Includes an indeterminate number of shares of common stock or preferred stock as may be sold from time to time, at indeterminate prices. 1b. Pursuant to Rule 457(i) under the Securities Act of 1933, as amended, or the Securities Act, the securities registered hereunder include such indeterminate number of securities as may be issued upon conversion or exchange of any preferred stock, warrants or units registered hereunder that provide for conversion or exchange, upon exercise of warrants or pursuant to the anti-dilution provisions of any such securities. 1c. The proposed maximum per unit and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered under this registration statement and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Form S-3 under the Securities Act. 1d. Any securities registered hereunder with respect to the primary offering may be sold separately or as units with other securities registered hereunder. The proposed maximum offering price per unit will be determined by the registrant in connection with the issuance of the securities. In no event will the aggregate offering price of all securities issued from time to time pursuant to this registration statement exceed $500,000,000. 1e. Each unit will be issued under a unit agreement and will represent an interest in two or more securities, which may or may not be separable from one another.
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-267743
Carry Forward Initial Effective Date	Oct. 14, 2022
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-267743
Carry Forward Initial Effective Date	Oct. 14, 2022
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-267743
Carry Forward Initial Effective Date	Oct. 14, 2022
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-267743
Carry Forward Initial Effective Date	Oct. 14, 2022
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 400,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-267743
Carry Forward Initial Effective Date	Oct. 14, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 44,080.00
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include unsold securities previously registered by the registrant on the registrant's shelf registration statement on Form S-3 (File No. 333-267743), originally filed on October 5, 2022 and declared effective on October 14, 2022 (the "Prior Registration Statement"). The Prior Registration Statement registered the offer and sale of up to $500,000,000 of an indeterminate number of shares of Class A common stock, preferred stock, warrants, and/or units. Of such securities, $400,000,000 remain unsold (the "Unsold Shelf Securities"), all of which the registrant has determined to include in this registration statement. In connection with the registration of the Unsold Shelf Securities on the Prior Registration Statement, the registrant paid a registration fee of $44,080 (calculated at the filing fee rate in effect at the time of the filing of the Prior Registration Statement). The registrant is not required to pay any additional registration fee with respect to the Unsold Shelf Securities being included in this registration statement in reliance on Rule 415(a)(6), because such Unsold Shelf Securities (and associated registration fees) are being carried over from the Prior Registration Statement to this registration statement. Accordingly, the amount of registration fee in the table above reflects only the registration fee attributable to the $100,000,000 of new securities registered on this registration statement. The registration fee previously paid by the registrant relating to the Unsold Shelf Securities included on this registration statement will continue to be applied to such Unsold Shelf Securities. During the grace period afforded by Rule 415(a)(5) under the Securities Act, the registrant may continue to offer and sell under the Prior Registration Statement the Unsold Shelf Securities being registered hereunder. To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the registrant sells any Unsold Shelf Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated number of Unsold Shelf Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6) and the updated amount of new securities to be registered on this registration statement.